ACCRUED EXPENSES AND OTHER LIABILITIES (Components of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll and related expenses	$ 190,274	$ 179,291
Accrued expenses	95,951	107,901
Government authorities	127,129	101,194
Other	3,820	3,299
Accrued expenses and other liabilities	$ 417,174	$ 391,685